UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period:  June 1, 2019 – November 30, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND
NORTH SQUARE INTERNATIONAL SMALL CAP FUND
NORTH SQUARE DYNAMIC SMALL CAP FUND
NORTH SQUARE OAK RIDGE DISCIPLINED GROWTH FUND
NORTH SQUARE MULTI STRATEGY FUND
NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND

NOVEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.northsquareinvest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Funds toll-free at 1-855-551-5521.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-855-551-5521 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1

Schedules of Investments	7

Statements of Assets and Liabilities	32

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	44

Notes to Financial Statements	58

Expense Examples	70

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Oak Ridge Small Cap Growth Fund
FUND PERFORMANCE at November 30, 2019 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2019	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	7.24%	6.88%	5.71%	11.39%	9.84%	01/03/94
Class C2	6.83%	6.05%	4.93%	10.55%	7.57%	03/01/97
Class I3	7.37%	7.15%	6.04%	N/A	10.92%	12/29/09
Class K3	7.45%	7.35%	6.18%	N/A	10.18%	12/20/12
After deducting maximum sales charge
Class A1	1.07%	0.74%	4.47%	10.74%	9.59%	01/03/94
Class C2	5.83%	5.38%	4.93%	10.55%	7.57%	03/01/97
Russell 2000 Growth Index	12.39%	10.93%	9.48%	13.68%	7.68%	01/03/94
Russell 2000 Index	11.66%	7.51%	8.22%	12.38%	8.85%	01/03/94
[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I and Class K shares do not have any initial or contingent deferred sales charge.

The Fund acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the performance table above for the period prior to October 17, 2014, reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 1.46% and 1.38%, for Class C shares were 2.19% and 2.11%, for Class I shares were 1.22% and 1.14%, and for Class K shares were 1.08% and 1.00%, which were the amounts stated in the current prospectus dated September 27, 2019. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39%, 2.14%, 1.14%, and 0.99% of the average daily net assets of the Fund’s Class A, Class C, Class I, and Class K shares, respectively. This agreement is in effect until September 30, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square International Small Cap Fund
FUND PERFORMANCE at November 30, 2019 (Unaudited)

		Average Annual
				Since	Inception
Total Returns as of November 30, 2019	6 Month	1 Year	3 Year	Inception	Date
Before deducting maximum sales charge
Class A1	9.16%	8.18%	5.91%	4.62%	12/01/15
Class I2	9.29%	8.44%	6.21%	6.33%	09/30/15
After deducting maximum sales charge
Class A1	2.89%	1.96%	3.84%	3.08%	12/01/15
MSCI EAFE Small Cap Index	10.90%	12.01%	10.39%	8.91%	09/30/15
[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 1.99% and 1.50%, respectively, and for Class I shares were 1.74% and 1.25%, respectively, which were the amounts stated in the current prospectus dated September 27, 2019. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Dynamic Small Cap Fund
FUND PERFORMANCE at November 30, 2019 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2019	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A*[1]	14.14%	9.86%	9.76%	14.13%	9.63%	12/01/15
Class I2	13.95%	9.82%	9.91%	14.21%	13.87%	11/01/08
After deducting maximum sales charge
Class A*[1]	7.57%	3.55%	8.47%	13.46%	8.02%	12/01/15
Russell 2000 Index	11.66%	7.51%	8.22%	12.38%	12.05%	11/01/08
*	The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A. Class A imposes higher expenses than that of Class I.
[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund commenced investment operations on September 30, 2015 after the conversion of an account, the Algert Global U.S. Small Cap account (the “Predecessor Account”), into Class I shares of the Fund. The Predecessor Account commenced operations on November 1, 2008. Performance results shown in the performance table above prior to September 30, 2015 reflect the performance of the Predecessor Account. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 2.27% and 1.40%, respectively, and for Class I shares were 2.02% and 1.15%, respectively, which were the amounts stated in the current prospectus dated September 27, 2019. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.40% and 1.15% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge Disciplined Growth Fund
FUND PERFORMANCE at November 30, 2019 (Unaudited)

		Average Annual
				Since	Inception
Total Returns as of November 30, 2019	6 Month	1 Year	3 Year	Inception	Date
Class I	13.22%	18.31%	17.80%	15.01%	07/29/16
Russell 3000 Growth Index	16.19%	20.28%	19.21%	17.11%	07/29/16

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for the Class I shares were 2.04% and 0.95%, respectively, which were stated in the current prospectus dated September 27, 2019. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses does not exceed 0.95% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

North Square Multi Strategy Fund
FUND PERFORMANCE at November 30, 2019 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2019	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	11.74%	11.19%	7.94%	10.07%	5.17%	03/01/99
Class C2	11.33%	10.45%	7.07%	9.14%	5.63%	02/13/04
Class I3	11.75%	11.90%	8.16%	10.26%	7.29%	08/10/04
After deducting maximum sales charge
Class A1	5.31%	4.80%	6.67%	9.42%	4.87%	03/01/99
Class C2	10.33%	9.77%	7.07%	9.14%	5.63%	02/13/04
Russell 1000 Growth Index	16.46%	21.01%	13.71%	15.23%	6.24%	03/01/99
Russell 3000 Growth Index	16.19%	20.28%	13.39%	15.11%	6.32%	03/01/99
[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent  deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The Fund acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the performance table above for the period prior to October 17, 2014, reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 1.32% and 1.50%, respectively, for Class C shares were 2.09% and 2.28%, respectively, and for Class I shares were 0.94% and 1.12%, respectively, which were the amounts stated in the current prospectus dated September 27, 2019. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.20%, 2.10%, and 1.17% of the average daily net assets of the Fund’s Class A, Class C, and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge Dividend Growth Fund
FUND PERFORMANCE at November 30, 2019 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2019	6 Month	1 Year	3 Year	5 Year	Inception	Date
Before deducting maximum sales charge
Class A1	14.35%	16.35%	15.60%	10.21%	11.91%	06/28/13
Class I2	14.50%	16.68%	15.87%	10.48%	12.33%	06/28/13
After deducting maximum sales charge
Class A1	7.77%	9.66%	13.34%	8.91%	10.89%	06/28/13
S&P 500 Index	15.26%	16.11%	14.88%	10.98%	13.31%	06/28/13
[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 2.62% and 1.25%, respectively, and for Class I shares were 2.38% and 1.00%, respectively, which were the amounts stated in the current prospectus dated September 27, 2019. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 92.5%

	CONSUMER DISCRETIONARY – 18.0%
144,808	American Eagle Outfitters, Inc.	$2,167,776
15,660	Bright Horizons Family Solutions Inc.*	2,357,143
21,224	Burlington Stores, Inc.*	4,775,400
117,881	Duluth Holdings, Inc. – Class B*	1,088,041
36,180	Five Below, Inc.*	4,475,828
35,500	frontdoor, inc.*	1,606,730
79,031	National Vision Holdings, Inc.*	2,386,736
59,647	Ollie’s Bargain Outlet Holdings, Inc.*	3,900,914
139,900	Party City Holdco Inc.*	270,007
21,467	Pool Corp.	4,431,862
140,274	YETI Holdings, Inc.*	4,463,519
		31,923,956
	CONSUMER STAPLES – 3.8%
217,204	Nomad Foods Ltd.*[1]	4,561,284
111,288	Sprouts Farmers Market, Inc.*	2,203,503
		6,764,787
	ENERGY – 0.7%
85,995	Matador Resources Co.*	1,210,810

	FINANCIALS – 3.8%
70,545	Ameris Bancorp	3,079,289
62,083	Home BancShares Inc.	1,168,402
35,702	Pinnacle Financial Partners, Inc.	2,192,817
5,500	Stifel Financial Corp.	343,860
		6,784,368
	HEALTH CARE – 25.7%
11,167	argenx SE – ADR*[1]	1,653,274
44,155	Arrowhead Pharmaceuticals, Inc.*	3,223,757
16,486	Blueprint Medicines Corp.*	1,352,511
66,406	Codexis, Inc.*	1,031,949
41,169	CONMED Corp.	4,663,213
52,560	Globus Medical, Inc. – Class A*	2,940,732
78,302	Heron Therapeutics, Inc.*	2,001,399
105,872	Horizon Therapeutics PLC*[1]	3,470,484
9,778	Insulet Corp.*	1,815,775
72,919	Kura Oncology, Inc.*	1,162,329
21,957	LHC Group, Inc.*	2,929,064
20,352	Ligand Pharmaceuticals Inc.*	2,299,776
144,785	NeoGenomics, Inc.*	3,736,901
64,748	Omnicell, Inc.*	5,179,192
30,570	Pacira BioSciences, Inc.*	1,412,945
14,943	Penumbra, Inc.*	2,643,716
62,433	Retrophin, Inc.*	865,946
15,000	Sage Therapeutics, Inc.*	2,321,550
8,966	Sarepta Therapeutics, Inc.*	1,008,585
		45,713,098

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS – 16.3%
117,569	Advanced Disposal Services, Inc.*	$3,873,898
108,636	Casella Waste Systems, Inc. – Class A*	5,074,388
54,957	Cubic Corp.	3,272,689
24,071	Insperity, Inc.	1,872,002
28,578	John Bean Technologies Corp.	3,130,720
22,800	Mercury Systems, Inc.*	1,670,100
17,529	RBC Bearings, Inc.*	2,907,710
24,613	Saia, Inc.*	2,335,774
30,805	SiteOne Landscape Supply, Inc.*	2,734,252
129,964	Welbilt, Inc.*	2,169,099
		29,040,632
	INFORMATION TECHNOLOGY – 24.2%
103,514	The Descartes Systems Group Inc.*[1]	4,433,505
62,310	Envestnet, Inc.*	4,437,095
17,709	EPAM Systems, Inc.*	3,751,652
33,018	Euronet Worldwide, Inc.*	5,190,099
22,000	Everbridge, Inc.*	1,934,680
67,728	Five9, Inc.*	4,617,018
15,709	Littelfuse, Inc.	2,849,770
75,960	Perficient, Inc.*	3,211,589
51,205	Rapid7, Inc.*	2,871,064
20,300	ShotSpotter, Inc.*	497,756
23,540	Silicon Laboratories Inc.*	2,493,592
79,056	Upland Software Inc.*	3,060,258
18,512	WEX Inc.*	3,723,318
		43,071,396
	TOTAL COMMON STOCKS
	(Cost $120,243,199)	164,509,047

	REAL ESTATE INVESTMENT TRUST (REIT) – 1.7%
52,952	Terreno Realty Corp.	3,056,390
	TOTAL REIT
	(Cost $1,775,045)	3,056,390

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 6.5%
11,512,450	First American Treasury Obligations Fund – Class X, 1.58%[2]	$11,512,450
	TOTAL SHORT-TERM INVESTMENT
	(Cost $11,512,450)	11,512,450
	TOTAL INVESTMENTS – 100.7%
	(Cost $133,530,694)	179,077,887
	Liabilities in Excess of Other Assets – (0.7)%	(1,209,314)
	TOTAL NET ASSETS – 100.0%	$177,868,573

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Health Care	25.7%
Information Technology	24.2%
Consumer Discretionary	18.0%
Industrials	16.3%
Financials	3.8%
Consumer Staples	3.8%
Energy	0.7%
Total Common Stocks	92.5%
REIT	1.7%
Short-Term Investment	6.5%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 96.7%

	AUSTRALIA – 9.7%
79,973	Accent Group Ltd.	$92,230
4,543	Altium Ltd.	110,163
282,424	Beach Energy Ltd.	458,474
93,074	Charter Hall Group	680,544
8,550	Credit Corp Group Ltd.	191,250
78,602	IDP Education Ltd.	964,435
24,120	Independence Group NL	95,441
38,269	McMillan Shakespeare Ltd.	387,241
6,563	Nick Scali Ltd.	28,100
185,489	Perenti Global Ltd.	244,028
29,209	Sandfire Resources NL	110,441
10,732	WiseTech Global Ltd.	198,028
		3,560,375
	BELGIUM – 3.0%
2,216	Barco N.V.	511,510
15,632	bpost SA	184,892
1,698	Fagron N.V.	34,667
5,862	S.A. D’Ieteren N.V.	377,835
		1,108,904
	BERMUDA – 0.2%
8,382	VTech Holdings Ltd.	79,182

	CAYMAN ISLANDS – 0.4%
133,348	SITC International Holdings Co Ltd.	148,880

	DENMARK – 1.0%
7,572	GN Store Nord A/S	356,746

	FINLAND – 0.1%
1,406	Valmet Corp.	31,478

	FRANCE – 0.5%
43,157	CGG*	113,169
952	Cie Plastic Omnium SA	25,866
1,679	Mersen SA	55,682
		194,717
	GERMANY – 4.9%
8,362	ADVA Optical Networking SE*	74,995
474	Cewe Stiftung & Co. KGaA	50,554
5,768	Hamburger Hafen und Logistik AG	155,828
20,344	Nemetschek SE	1,202,560
1,019	Rheinmetall AG	108,501
6,376	Software AG	215,037
		1,807,475

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	HONG KONG – 1.5%
102,055	Cafe de Coral Holdings Ltd.	$255,522
114,608	China Lesso Group Holdings Ltd.	120,051
116,899	K Wah International Holdings Ltd.	64,063
71,637	Kerry Logistics Network Ltd.	110,546
		550,182
	ITALY – 6.2%
1,298	Acea	27,001
31,655	Amplifon S.p.A.	926,341
6,073	Hera SpA	26,792
84,790	Italgas S.p.A.	532,874
120,554	Piaggio & C. S.p.A.	389,180
60,442	Unipol Gruppo SpA	354,284
		2,256,472
	JAPAN – 29.7%
48,000	AEON Mall Co., Ltd.	771,632
5,000	Belluna Co., Ltd.	32,261
1,300	Benesse Holdings, Inc.	34,312
24,166	Bic Camera, Inc.	263,922
1,100	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	33,125
6,300	DOUTOR NICHIRES Holdings Co., Ltd	127,589
20,605	EDION Corp.	222,584
3,516	F-TECH Inc.	23,714
767	Fukui Computer Holdings Inc.	27,092
18,193	Furukawa Electric Co., Ltd.	500,465
2,800	Fuyo General Lease Co. Ltd.	185,012
8,485	Geo Holdings Corp.	101,041
7,515	GLORY Ltd.	226,988
2,300	G-Tekt Corp.	36,196
17,124	The Gunma Bank, Ltd.	60,721
18,600	Gurunavi, Inc.	177,977
12,496	Hanwa Co., Ltd.	318,510
45,100	The Hiroshima Bank, Ltd.	222,574
5,934	Hokuetsu Corp.	31,129
2,117	ITO EN, Ltd.	105,637
11,172	Iwatani Corp.	373,183
2,600	Kaga Electronics Co., Ltd.	57,931
17,106	Kanamoto Co., Ltd.	487,760
18,400	Kanematsu Corp.	235,087
3,579	Kohnan Shoji Co Ltd.	82,721
14,116	Koshidaka Holdings Co Ltd.	209,637
55,178	K’S HOLDINGS CORP.	678,757
5,100	Maruzen Showa Unyu Co., Ltd.	144,722
13,100	Mitsubishi Materials Corp.	350,068
831	The Miyazaki Bank, Ltd.	19,943
2,151	Monogatari Corp.	169,454
14,600	Nagase & Co., Ltd.	214,023
6,986	NICHIREI CORP.	162,360

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	JAPAN (Continued)
10,900	Nihon M&A Center Inc.	$363,101
86,979	Nippon Light Metal Holdings Co Ltd.	177,265
28,400	Nippon Suisan Kaisha, Ltd.	170,524
2,086	Nishio Rent All Co., Ltd.	57,764
682	The Nisshin Oillio Group, Ltd.	24,246
2,048	Nojima Corp.	42,431
7,800	NS Solutions Corp.	270,170
4,900	Onoken Co., Ltd.	59,067
300	Pasona Group Inc.	4,584
21,617	ROUND ONE Corp.	217,513
799	Saizeriya Co Ltd.	18,883
4,470	Sapporo Holdings Ltd.	108,380
3,400	Sawai Pharmaceutical Co Ltd.	200,731
1,750	Shinagawa Refractories Co., Ltd.	51,019
2,733	Sugi Holdings Co Ltd.	153,609
18,300	Sumitomo Forestry Co., Ltd.	264,582
69,218	Sumitomo Mitsui Construction Co Ltd.	379,554
22,765	Sun Frontier Fudousan Co., Ltd.	265,890
2,877	Sun-Wa Technos Corp.	31,026
21,300	Takara Leben Co. Ltd.	94,606
1,906	TAKE AND GIVE. NEEDS Co., Ltd.	23,046
1,100	T-Gaia Corp.	26,309
793	Topy Industries Ltd.	15,234
3,200	Toridoll Holdings Corp.	85,045
17,700	Toyo Construction Co., Ltd.	81,043
4,016	TPR Co., Ltd.	76,305
4,800	Tsuruha Holdings Inc.	571,596
2,200	VALOR Co., Ltd.	40,775
11,663	Yamaguchi Financial Group, Inc.	80,262
11,618	Yamazen Corp.	109,682
3,540	Yuasa Trading Co., Ltd.	111,778
		10,864,147
	JERSEY – 3.1%
213,889	boohoo Group PLC*	872,463
54,845	Centamin Plc	78,804
68,840	Gulf Keystone Petroleum Ltd.	181,622
		1,132,889
	NETHERLANDS – 4.5%
8,071	ASM International N.V.	897,707
25,020	Signify N.V.	746,236
		1,643,943
	SINGAPORE – 0.9%
69,300	Best World International Ltd.[1]	68,915
51,200	ComfortDelGro Corp Ltd.	87,979
152,299	Hi-P International Ltd.	172,611
		329,505

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	SPAIN – 0.1%
0	Ence Energia y Celulosa SA	$0
21,010	Sacyr SA	57,131
		57,131
	SWEDEN – 8.0%
6,673	Axfood AB	143,754
36,277	Evolution Gaming Group AB	958,411
19,862	Inwido AB	138,237
5,239	Lifco AB	288,583
19,205	Lindab International AB	228,221
5,312	Nolato AB – B Shares	293,991
15,625	SWECO AB – B Shares	546,594
28,316	Tethys Oil AB	221,174
5,784	Wihlborgs Fastigheter AB	96,880
		2,915,845
	SWITZERLAND – 4.4%
80	Belimo Holding AG	528,132
223	Forbo Holding AG	368,711
2,482	Huber + Suhner AG	169,563
105	Interroll Holding AG	226,332
1,983	Kardex AG	323,310
		1,616,048
	UNITED KINGDOM – 18.5%
1,424	A.G. Barr p.l.c.	10,829
18,939	Bodycote PLC	213,585
30,641	Card Factory PLC	62,731
18,339	Dialog Semiconductor PLC*	933,105
129,380	Drax Group Plc	466,840
9,721	EMIS Group PLC	133,516
24,739	Ferrexpo PLC	45,880
86	Games Workshop Group Plc	6,373
40,945	Greggs PLC	1,102,500
6,361	The Go-Ahead Group PLC	179,834
75,070	HomeServe PLC	1,169,904
78,014	Howden Joinery Group PLC	636,244
2,351	J D Wetherspoon PLC	48,679
20,143	Mediclinic International Plc	100,712
102,177	Pets at Home Group PLC	333,005
120,691	QinetiQ Group PLC	521,649
20,277	Redrow PLC	173,341
230,618	Spirent Communications PLC	629,321
		6,768,048
	TOTAL COMMON STOCKS
	(Cost $30,572,773)	35,421,967

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.4%

	GERMANY – 1.2%
24,078	Alstria Office REIT-AG	$439,851

	SPAIN – 0.2%
5,867	Merlin Properties Socimi SA	83,841
	TOTAL REITS
	(Cost $457,940)	523,692

	SHORT-TERM INVESTMENT – 1.5%
540,873	First American Treasury Obligations Fund – Class X, 1.58%[2]	540,873
	TOTAL SHORT-TERM INVESTMENT
	(Cost $540,873)	540,873
	TOTAL INVESTMENTS – 99.6%
	(Cost $31,571,586)	36,486,532
	Other Assets in Excess of Liabilities – 0.4%	143,421
	TOTAL NET ASSETS – 100.0%	$36,629,953

PLC – Public Limited Company

*	Non-Income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.19% of Net Assets. The total value of these securities is $68,915.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Industrials	30.0%
Consumer Discretionary	24.0%
Information Technology	14.8%
Real Estate	5.4%
Health Care	4.8%
Consumer Staples	4.2%
Energy	3.7%
Materials	3.4%
Financials	3.0%
Utilities	2.9%
Communication Services	0.5%
Total Common Stocks	96.7%
REITs	1.4%
Short-Term Investment	1.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 92.4%

	COMMUNICATION SERVICES – 3.2%
4,080	CarGurus, Inc.*	$163,567
9,687	Central European Media Enterprises Ltd. – Class A*[2]	43,592
14,950	Glu Mobile, Inc.*	82,673
957	MSG Networks Inc. – Class A*	15,542
750	Shenandoah Telecommunications Co.	28,162
2,370	TechTarget, Inc.*	62,852
7,070	United States Cellular Corp.*	239,744
670	Yelp Inc.*	23,236
		659,368
	CONSUMER DISCRETIONARY – 6.0%
1,430	Conn’s, Inc.*	31,360
4,970	Core-Mark Holding Co., Inc.	133,942
2,570	frontdoor, inc.*	116,318
5,500	Funko, Inc. – Class A*	78,485
3,510	Hilton Grand Vacations Inc.*	121,551
607	Lithia Motors, Inc. – Class A	97,472
4,510	M/I Homes, Inc.*	199,658
770	Meritage Homes Corp.*	51,236
1,860	Penske Automotive Group, Inc.	93,911
16,780	PlayAGS, Inc.*	192,802
3,982	Zumiez Inc.*	117,628
		1,234,363
	CONSUMER STAPLES – 3.7%
1,350	Calavo Growers, Inc.	120,406
1,530	Central Garden & Pet Co. – Class A*	38,265
6,970	Fresh Del Monte Produce Inc.[2]	227,919
140	J&J Snack Foods Corp.	25,900
10,496	Turning Point Brands, Inc.	289,795
1,550	Weis Markets, Inc.	61,737
		764,022
	ENERGY – 4.0%
8,990	Cactus, Inc. – Class A	271,408
3,453	CVR Energy, Inc.	149,826
1,580	Delek US Holdings, Inc.	54,210
2,090	DMC Global Inc.	96,328
4,960	Matrix Service Co.*	103,863
940	PDC Energy, Inc.*	21,366
4,290	Talos Energy Inc.*	99,528
791	World Fuel Services Corp.	33,538
		830,067
	FINANCIALS – 14.5%
15,955	Bank OZK	473,544
2,850	Brighthouse Financial, Inc.*	117,306
16,947	Brightsphere Investment Group Inc.	163,200
12,980	First BanCorp.[2]	136,290

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	FINANCIALS (Continued)
2,880	Hilltop Holdings Inc.	$70,934
360	IBERIABANK Corp.	26,276
3,290	International Bancshares Corp.	139,562
12,579	National General Holdings Corp.	267,807
5,407	NMI Holdings, Inc. – Class A*	181,513
2,220	Peapack-Gladstone Financial Corp.	66,378
2,980	Preferred Bank	164,347
4,730	Sandy Spring Bancorp, Inc.	167,253
2,070	Stewart Information Services Corp.	88,534
4,690	Univest Financial Corp.	122,456
3,720	Walker & Dunlop, Inc.	244,181
10,154	Western Alliance Bancorp	529,633
		2,959,214
	HEALTH CARE – 16.8%
880	ACADIA Pharmaceuticals Inc.*	39,855
1,210	AMN Healthcare Services, Inc.*	71,959
11,314	Arcus Biosciences, Inc.*	93,567
9,264	Ardelyx, Inc.*	68,832
1,430	Audentes Therapeutics, Inc.*	41,513
5,410	BioDelivery Sciences International, Inc.*	36,896
5,450	Coherus Biosciences, Inc.*	98,045
6,045	CytomX Therapeutics, Inc.*	37,842
1,530	Denali Therapeutics Inc.*	27,219
2,387	Eiger BioPharmaceuticals, Inc.*	31,389
14,465	Epizyme, Inc.*	238,962
13,350	Halozyme Therapeutics, Inc.*	258,857
4,871	Integer Holdings Corp.*	369,465
2,980	Iovance Biotherapeutics, Inc.*	68,033
2,080	iRadimed Corp.*	45,718
2,781	LeMaitre Vascular, Inc.	98,920
1,460	MeiraGTx Holdings plc*[2]	28,134
5,360	Natera, Inc.*	195,586
940	National Research Corp.	60,639
1,230	NextGen Healthcare, Inc.*	22,657
7,280	Pfenex Inc.*	75,566
2,210	Prestige Consumer Healthcare, Inc.*	83,472
2,000	Principia Biopharma Inc.*	71,660
4,373	Repligen Corp.*	388,104
5,002	Simulations Plus, Inc.	167,167
3,350	Supernus Pharmaceuticals, Inc.*	78,323
3,600	Taro Pharmaceutical Industries Ltd.[2]	348,300
3,660	Twist Bioscience Corp.*	87,218
11,616	Voyager Therapeutics, Inc.*	158,442
1,415	Zai Lab Ltd. – ADR*[2]	56,317
		3,448,657

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS – 22.8%
1,110	AAR Corp.	$49,606
13,920	BMC Stock Holdings Inc.*	412,171
5,650	Comfort Systems USA, Inc.	288,715
2,110	Construction Partners, Inc. – Class A*	41,778
385	CSW Industrials, Inc.	28,425
2,160	DXP Enterprises, Inc. of Texas*	83,225
3,490	Encore Wire Corp.	203,607
10,009	Federal Signal Corp.	329,696
1,660	Forward Air Corp.	116,250
6,827	Foundation Building Materials, Inc.*	139,544
4,457	GMS Inc.*	137,989
15,700	GrafTech International Ltd.	221,213
6,330	H&E Equipment Services, Inc.	208,890
1,090	HNI Corp.	42,826
3,210	Hub Group, Inc. – Class A*	163,935
20,668	Interface, Inc.	347,016
8,511	Knoll, Inc.	234,563
5,972	Korn Ferry	234,580
10,980	Marten Transport Ltd.	232,007
810	MasTec, Inc.*	53,735
2,151	McGrath RentCorp	157,754
2,810	Miller Industries, Inc.	102,986
5,870	Primoris Services Corp.	129,257
25,317	Steelcase Inc. – Class A	458,744
1,210	TriNet Group, Inc.*	66,247
1,150	TrueBlue, Inc.*	26,807
1,400	Universal Forest Products, Inc.	69,440
4,057	Universal Logistics Holdings, Inc.	80,897
		4,661,903
	INFORMATION TECHNOLOGY – 15.7%
2,320	Agilysys, Inc.*	58,766
6,420	Avid Technology, Inc.*	50,525
660	CACI International Inc. – Class A*	157,951
8,986	Comtech Telecommunications Corp.	339,581
6,100	Daktronics, Inc.	37,576
6,810	Diebold Nixdorf, Inc.*	49,509
5,730	Digi International, Inc.*	102,223
10,390	Diodes Inc.*	479,395
2,773	ePlus, Inc.*	231,740
2,940	Fabrinet*[2]	177,841
1,160	Globant S.A.*[2]	124,120
20,801	Harmonic Inc.*	171,816
105	LogMeIn, Inc.	8,188
15,322	MagnaChip Semiconductor Corp.*	174,518
1,420	ManTech International Corp. – Class A	110,164
8,410	OneSpan Inc.*	156,846

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY (Continued)
280	OSI Systems, Inc.*	$27,857
5,870	PC Connection, Inc.	289,508
2,080	Perspecta Inc.	57,366
600	Synaptics Inc.*	34,296
280	SYNNEX Corp.	34,387
12,740	TiVo Corp.	99,499
5,260	TTEC Holdings, Inc.	241,592
		3,215,264
	MATERIALS – 3.2%
4,250	Boise Cascade Co.	161,160
2,360	Forterra, Inc.*	26,220
2,978	Innospec Inc.	293,035
3,089	Materion Corp.	181,818
		662,233
	UTILITIES – 2.5%
1,010	Black Hills Corp.	77,336
3,816	MDU Resources Group, Inc.	110,817
1,840	Portland General Electric Co.	102,138
1,660	Southwest Gas Holdings, Inc.	125,761
1,440	Unitil Corp.	87,898
		503,950
	TOTAL COMMON STOCKS
	(Cost $17,033,605)	18,939,041

	REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.3%
3,210	Agree Realty Corp.	240,044
3,600	Four Corners Property Trust, Inc.	101,952
18,050	Industrial Logistics Properties Trust	390,602
340	Life Storage, Inc.	37,237
11,427	OUTFRONT Media Inc.	285,446
573	PS Business Parks, Inc.	101,186
5,196	Urstadt Biddle Properties Inc. – Class A	126,627
	TOTAL REITS
	(Cost $1,189,982)	1,283,094

	RIGHTS – 0.0%
7,920	First Eagle Holdings, Inc.*[1]	5,544
	TOTAL RIGHTS
	(Cost $—)	5,544

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 1.3%
266,188	First American Treasury Obligations Fund – Class X, 1.58%[3]	$266,188
	TOTAL SHORT-TERM INVESTMENT
	(Cost $266,188)	266,188
	TOTAL INVESTMENTS – 100.0%
	(Cost $18,489,775)	20,493,867
	Liabilities in Excess of Other Assets – (0.0)%	(3,506)
	TOTAL NET ASSETS – 100.0%	$20,490,361

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $5,544.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Industrials	22.8%
Health Care	16.8%
Information Technology	15.7%
Financials	14.5%
Consumer Discretionary	6.0%
Energy	4.0%
Consumer Staples	3.7%
Materials	3.2%
Communication Services	3.2%
Utilities	2.5%
Total Common Stocks	92.4%
REITs	6.3%
Rights	0.0%
Short-Term Investment	1.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 94.7%

	COMMUNICATION SERVICES – 10.8%
202	Alphabet Inc. – Class A*	$263,426
326	Alphabet Inc. – Class C*	425,417
4,966	Comcast Corp. – Class A	219,249
2,472	Facebook, Inc. – Class A*	498,454
		1,406,546
	CONSUMER DISCRETIONARY – 10.9%
354	Amazon.com, Inc.*	637,483
0	Kontoor Brands, Inc.	0
3,157	Ross Stores, Inc.	366,686
2,202	VF Corp.	194,965
2,079	YETI Holdings, Inc.*	66,154
1,528	Yum! Brands, Inc.	153,824
		1,419,112
	CONSUMER STAPLES – 5.7%
4,814	The Coca-Cola Co.	257,068
1,247	Costco Wholesale Corp.	373,863
1,809	Unilever PLC – ADR[1]	107,617
		738,548
	ENERGY – 0.5%
854	EOG Resources, Inc.	60,549

	FINANCIALS – 2.0%
2,708	Intercontinental Exchange, Inc.	255,012

	HEALTH CARE – 16.9%
1,494	Abbott Laboratories	127,662
506	ABIOMED, Inc.*	99,267
933	Alexion Pharmaceuticals, Inc.*	106,306
1,624	Danaher Corp.	237,072
416	Edwards Lifesciences Corp.*	101,895
1,871	Eli Lilly and Co.	219,562
2,056	Globus Medical, Inc. – Class A*	115,033
601	Incyte Corp.*	56,590
764	LHC Group, Inc.*	101,918
1,163	Pacira BioSciences, Inc.*	53,754
803	Sage Therapeutics, Inc.*	124,280
1,433	Stryker Corp.	293,564
1,640	UnitedHealth Group Inc.	458,987
472	Vertex Pharmaceuticals Inc.*	104,666
		2,200,556
	INDUSTRIALS – 9.8%
2,702	AMETEK, Inc.	267,525
2,101	Fortive Corp.	151,629
511	TransDigm Group, Inc.	289,788
1,090	Verisk Analytics, Inc.	160,753
4,528	Waste Connections, Inc.[1]	410,011
		1,279,706

See accompanying Notes to Financial Statements.

North Square Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY – 36.0%
1,286	ANSYS, Inc.*	$327,531
4,225	Apple Inc.	1,129,131
348	Broadcom Inc.	110,041
3,449	Cisco Systems, Inc.	156,274
1,433	EPAM Systems, Inc.*	303,581
1,000	Fidelity National Information Services, Inc.	138,150
1,157	Five9, Inc.*	78,873
1,146	Fortinet, Inc.*	120,456
444	Intuit, Inc.	114,947
635	KLA Corp.	104,051
1,022	Mastercard Inc. – Class A	298,659
6,444	Microsoft Corp.	975,493
1,343	PayPal Holdings, Inc.*	145,057
1,286	salesforce.com, Inc.*	209,477
315	ServiceNow, Inc.*	89,158
2,101	Visa Inc. – Class A	387,656
		4,688,535
	MATERIALS – 2.1%
1,466	Ecolab Inc.	273,658
	TOTAL COMMON STOCKS
	(Cost $8,332,077)	12,322,222

	REAL ESTATE INVESTMENT TRUST (REIT) – 1.0%
230	Equinix, Inc.	130,375
	TOTAL REIT
	(Cost $122,180)	130,375

	SHORT-TERM INVESTMENT – 4.5%
589,765	First American Treasury Obligations Fund – Class X, 1.58%[2]	589,765
	TOTAL SHORT-TERM INVESTMENT
	(Cost $589,765)	589,765
	TOTAL INVESTMENTS – 100.2%
	(Cost $9,044,022)	13,042,362
	Liabilities in Excess of Other Assets – (0.2)%	(24,451)
	TOTAL NET ASSETS – 100.0%	$13,017,911

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Disciplined Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	36.0%
Health Care	16.9%
Consumer Discretionary	10.9%
Communication Services	10.8%
Industrials	9.8%
Consumer Staples	5.7%
Materials	2.1%
Financials	2.0%
Energy	0.5%
Total Common Stocks	94.7%
REIT	1.0%
Short-Term Investment	4.5%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	MUTUAL FUNDS – 98.3%
266,369	Bramshill Income Performance Fund – Class I	$2,661,029
1,469,626	North Square Dynamic Small Cap Fund – Class I1	19,329,695
129,946	North Square Global Resources & Infrastructure Fund – Class I1	1,430,207
236,506	North Square International Small Cap Fund – Class I1	2,491,851
800,724	North Square Oak Ridge Disciplined Growth Fund – Class I1	12,637,105
655,246	North Square Oak Ridge Dividend Growth Fund – Class I1	12,175,127
98,425	Wavelength Interest Rate Neutral Fund	1,043,303
	TOTAL MUTUAL FUNDS
	(Cost $44,294,585)	51,768,317

	SHORT-TERM INVESTMENT – 2.3%
1,202,634	First American Treasury Obligations Fund – Class X, 1.58%[2]	1,202,634
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,202,634)	1,202,634
	TOTAL INVESTMENTS – 100.6%
	(Cost $45,497,219)	52,970,951
	Liabilities in Excess of Other Assets – (0.6)%	(314,222)
	TOTAL NET ASSETS – 100.0%	$52,656,729

[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Mutual Funds	98.3%
Short-Term Investment	2.3%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 93.4%

	COMMUNICATION SERVICES – 4.8%
5,405	Verizon Communications Inc.	$325,597
2,196	The Walt Disney Co.	332,870
		658,467
	CONSUMER DISCRETIONARY – 10.6%
4,853	Carnival Corp.[1]	218,773
1,981	The Home Depot, Inc.	436,830
4,315	Target Corp.	539,418
2,964	VF Corp.	262,433
		1,457,454
	CONSUMER STAPLES – 4.7%
6,603	The Coca-Cola Co.	352,600
4,914	Unilever PLC – ADR[1]	292,334
		644,934
	ENERGY – 4.2%
2,211	Chevron Corp.	258,974
16,539	Kinder Morgan, Inc. of Delaware	324,330
		583,304
	FINANCIALS – 16.7%
1,060	BlackRock, Inc.	524,605
10,688	The Blackstone Group Inc. – Class A	579,503
2,135	CME Group Inc.	432,828
5,759	JPMorgan Chase & Co.	758,806
		2,295,742
	HEALTH CARE – 15.1%
3,194	AbbVie Inc.	280,210
1,367	Becton, Dickinson and Co.	353,369
3,225	Eli Lilly and Co.	378,454
3,762	Novartis AG – ADR[1]	347,233
1,320	Stryker Corp.	270,415
1,612	UnitedHealth Group Inc.	451,150
		2,080,831
	INDUSTRIALS – 9.0%
967	The Boeing Co.	354,096
2,703	Stanley Black & Decker Inc.	426,372
4,131	Waste Management, Inc.	466,431
		1,246,899
	INFORMATION TECHNOLOGY – 26.1%
2,119	Apple Inc.	566,303
3,102	Automatic Data Processing, Inc.	529,760
1,305	Broadcom Inc.	412,654
8,507	Cisco Systems, Inc.	385,452
3,163	Fidelity National Information Services, Inc.	436,968
5,037	Microsoft Corp.	762,501
6,081	QUALCOMM Inc.	508,068
		3,601,706

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	MATERIALS – 2.2%
1,443	Linde PLC[1]	$297,561
	TOTAL COMMON STOCKS
	(Cost $9,589,873)	12,866,898

	SHORT-TERM INVESTMENT – 6.5%
898,704	First American Treasury Obligations Fund – Class X, 1.58%[2]	898,704
	TOTAL SHORT-TERM INVESTMENT
	(Cost $898,704)	898,704
	TOTAL INVESTMENTS – 99.9%
	(Cost $10,488,577)	13,765,602
	Other Assets in Excess of Liabilities – 0.1%	20,387
	TOTAL NET ASSETS – 100.0%	$13,785,989

ADR – American Depositary Receipt
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2019 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Information Technology	26.1%
Financials	16.7%
Health Care	15.1%
Consumer Discretionary	10.6%
Industrials	9.0%
Communication Services	4.8%
Communication Staples	4.7%
Energy	4.2%
Materials	2.2%
Total Common Stocks	93.4%
Short-Term Investment	6.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

(This Page Intentionally Left Blank.)

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2019 (Unaudited)

	North Square
	Oak Ridge	North Square	North Square
	Small Cap	International	Dynamic
	Growth Fund	Small Cap Fund	Small Cap Fund
Assets:
Investments, at cost	$133,530,694	$31,571,586	$18,489,775
Investments, at value	$179,077,887	$36,486,532	$20,493,867
Cash	—	—	—
Cash, denominated in foreign currency	—	6,609	—
Receivables:
Fund shares sold	15,899	795	1,684
Dividends and interest	25,123	191,634	18,462
Due from Advisor	—	—	3,920
Other receivable	—	5,458	—
Prepaid Expenses	262,028	69,342	36,659
Total assets	179,380,937	36,760,370	20,554,592

Liabilities:
Payables:
Fund shares redeemed	1,228,088	37,155	—
Advisory fees (Note 4)	127,842	12,129	—
Distribution fees – Class A (Note 8)	32,996	868	19
Chief Compliance Officer fees (Note 4)	—	1,010	1,009
Fund administration fees	11,774	27,650	22,432
Auditing fees	—	13,910	18,560
Shareholder reporting fees	14,809	4,502	2,078
Shareholder servicing fees (Note 7)	31,344	15,027	7,443
Due to custodian	47,006	—	8,061
Custody fees	14,542	—	2,107
Accrued other expenses	3,963	18,166	2,522
Total liabilities	1,512,364	130,417	64,231

Net Assets	$177,868,573	$36,629,953	$20,490,361

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$84,376,874	$49,270,208	$18,650,205
Total distributable earnings (loss)	93,491,699	(12,640,255)	1,840,156
Net Assets	$177,868,573	$36,629,953	$20,490,361

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2019 (Unaudited)

	North Square
	Oak Ridge	North Square	North Square
	Small Cap	International	Dynamic
	Growth Fund	Small Cap Fund	Small Cap Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets	$100,183,684	$4,089,033	$95,602
Shares of beneficial interest issued and outstanding	6,723,808	389,320	7,328
Redemption price	14.90	10.50	13.05
Maximum sales charge (5.75% of offering price)*	0.91	0.64	0.79
Maximum offering price to public	$15.81	$11.14	$13.84

Class C Shares:
Net assets	$15,848,703	$—	$—
Shares of beneficial interest issued and outstanding	3,307,008	—	—
Redemption price	$4.79	$—	$—

Class I Shares:
Net assets	$53,295,269	$32,540,920	$20,394,759
Shares of beneficial interest issued and outstanding	3,233,929	3,088,527	1,550,597
Redemption price	$16.48	$10.54	$13.15

Class K Shares:
Net assets	$8,540,917	$—	$—
Shares of beneficial interest issued and outstanding	525,125	—	—
Redemption price	$16.26	$—	$—

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2019 (Unaudited)

	North Square		North Square
	Oak Ridge	North Square	Oak Ridge
	Disciplined	Multi Strategy	Dividend
	Growth Fund	Fund	Growth Fund
Assets:
Investments, at cost	$9,044,022	$4,845,063	$10,488,577
Investments in affiliated issuers, at cost (Note 11)	—	40,652,156	—
Investments, at value	$13,042,362	$4,906,966	$13,765,602
Investments in affiliated issuers, at value (Note 11)	—	48,063,985	—
Cash	—	—	—
Receivables:
Fund shares sold	—	2,242	63
Dividends and interest	10,547	2,241	24,427
Due from Advisor	5,237	—	31,420
Prepaid Expenses	22,424	70,189	13,049
Total assets	13,080,570	53,045,623	13,834,561

Liabilities:
Payables:
Fund shares redeemed	—	97,475	—
Advisory fees (Note 4)	—	122,661	—
Distribution fees – Class A (Note 8)	—	12,902	1,134
Chief Compliance Officer fees (Note 4)	—	—	—
Fund administration fees	19,700	15,889	16,304
Auditing fees	19,750	15,394	14,644
Shareholder reporting fees	2,160	3,428	2,161
Shareholder servicing fees (Note 7)	5,302	12,952	—
Due to custodian	5,484	102,623	7,328
Custody fees	3,013	1,662	1,084
Accrued other expenses	7,250	3,908	5,917
Total liabilities	62,659	388,894	48,572

Net Assets	$13,017,911	$52,656,729	$13,785,989

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$8,304,936	$40,870,599	$10,355,564
Total distributable earnings	4,712,975	11,786,130	3,430,425
Net Assets	$13,017,911	$52,656,729	$13,785,989

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2019 (Unaudited)

	North Square		North Square
	Oak Ridge	North Square	Oak Ridge
	Disciplined	Multi Strategy	Dividend
	Growth Fund	Fund	Growth Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets	$—	$37,526,266	$1,150,157
Shares of beneficial interest issued and outstanding	—	1,984,932	62,418
Redemption price	—	18.91	18.43
Maximum sales charge (5.75% of offering price)*	—	1.15	1.12
Maximum offering price to public	$—	$20.06	$19.55

Class C Shares:
Net assets	$—	$6,509,659	$—
Shares of beneficial interest issued and outstanding	—	419,997	—
Redemption price	$—	$15.50	$—

Class I Shares:
Net assets	$13,017,911	$8,620,804	$12,635,832
Shares of beneficial interest issued and outstanding	824,852	438,453	680,039
Redemption price	$15.78	$19.66	$18.58

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2019 (Unaudited)

	North Square
	Oak Ridge	North Square	North Square
	Small Cap	International	Dynamic
	Growth Fund	Small Cap Fund	Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of
$0, $45,963 and $215, respectively)	$213,629	$399,339	$153,744
Interest	66,798	6,144	2,775
Total investment income	280,427	405,483	156,519

Expenses:
Advisory fees (Note 4)	810,511	204,809	95,782
Fund administration fees	70,366	36,761	34,212
Registration fees	18,687	8,601	5,895
Transfer agent fees and expenses	82,250	32,470	24,654
Auditing fees	9,856	9,360	9,310
Legal fees	36,440	11,200	5,831
Shareholder servicing fees – Class A (Note 7)	50,952	1,590	13
Shareholder servicing fees – Class C (Note 7)	8,242	—	—
Shareholder servicing fees – Class I (Note 7)	22,154	8,978	15,622
Custody fees	15,801	68,155	5,761
Shareholder reporting fees	9,389	3,447	1,367
Chief Compliance Officer fees	2,980	3,984	3,983
Trustees’ fees and expenses	35,179	9,142	5,642
Distribution fees – Class A (Note 8)	131,866	5,814	266
Distribution fees – Class C (Note 8)	85,225	—	—
Miscellaneous	3,841	1,615	3,029
Insurance fees	1,837	2,117	523
Total expenses	1,395,576	408,043	211,890
Less advisory fees waived & expenses reimbursed	(98,670)	(146,218)	(89,236)
Net expenses	1,296,906	261,825	122,654
Net investment income (loss)	(1,016,479)	143,658	33,865

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,036,003	(634,424)	345,217
Foreign currency transactions	—	(121,478)	—
Net realized gain/(loss)	14,036,003	(755,902)	345,217
Net change in unrealized appreciation/depreciation on:
Investments	(392,843)	3,770,859	2,380,120
Foreign currency transactions	—	315,876	—
Net change in unrealized appreciation/depreciation	(392,843)	4,086,735	2,380,120
Net realized and unrealized gain	13,643,160	3,330,833	2,725,337
Net increase in net assets resulting from operations	$12,626,681	$3,474,491	$2,759,202

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued
For the Period Ended November 30, 2019 (Unaudited)

	North Square		North Square
	Oak Ridge	North Square	Oak Ridge
	Disciplined	Multi Strategy	Dividend
	Growth Fund	Fund	Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of
$420, $0 and $0, respectively)	$74,608	$48,900	$152,470
Dividends from affiliated regulated investment companies	—	18,867	—
Interest	8,272	9,336	3,368
Total investment income	82,880	77,103	155,838

Expenses:
Advisory fees (Note 4)	48,938	138,142	50,588
Fund administration fees	24,300	41,317	27,800
Registration fees	4,218	18,305	2,640
Transfer agent fees and expenses	13,675	42,779	23,489
Auditing fees	9,300	9,344	4,649
Legal fees	5,783	11,291	3,623
Shareholder servicing fees – Class A (Note 7)	—	16,651	89
Shareholder servicing fees – Class C (Note 7)	—	2,183	—
Shareholder servicing fees – Class I (Note 7)	10,371	7,200	—
Custody fees	4,801	3,840	3,171
Shareholder reporting fees	1,141	3,213	1,163
Chief Compliance Officer fees	2,980	2,980	2,980
Trustees’ fees and expenses	4,227	11,251	4,123
Distribution fees – Class A (Note 8)	—	45,007	1,293
Distribution fees – Class C (Note 8)	—	37,028	—
Miscellaneous	1,872	1,951	2,110
Insurance fees	503	759	496
Total expenses	132,109	393,241	128,214
Less advisory fees waived & expenses reimbursed	(65,693)	8,071	(59,470)
Affiliated fund fee waived (Note 4)	—	(34,768)	—
Net expenses	66,416	366,544	68,744
Net investment income (loss)	16,464	(289,441)	87,094

Net Realized and Unrealized Gain:
Net realized gain on:
Investments	458,136	76,890	72,282
Affiliated issuers (Note 11)	—	228,782	—
Net realized gain	458,136	305,672	72,282
Net change in unrealized appreciation/depreciation on:
Investments	1,217,699	19,925,637	1,647,124
Affiliated issuers (Note 11)	—	(13,878,645)	—
Net change in unrealized appreciation/depreciation	1,217,699	6,046,992	1,647,124
Net realized and unrealized gain	1,675,835	6,352,664	1,719,406
Net increase in net assets resulting from operations	$1,692,299	$6,063,223	$1,806,500

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square
	Oak Ridge		North Square
	Small Cap		International
	Growth Fund		Small Cap Fund
	Period Ended		Period Ended
	November 30,		November 30,
	2019	Year Ended	2019	Year Ended
	(Unaudited)	May 31, 2019	(Unaudited)	May 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,016,479)	$(2,697,639)	$143,658	$442,621
Net realized gain (loss) on investments
and foreign currency transactions	14,036,003	81,071,388	(755,902)	(16,724,956)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(392,843)	(80,183,086)	4,086,735	(1,733,258)
Net increase (decrease) in net assets
resulting from operations	12,626,681	(1,809,337)	3,474,491	(18,015,593)

Distributions to Shareholders:
Distributions:
Class A	—	(18,261,525)	—	(1,270,682)
Class C	—	(8,797,820)	—	—
Class I	—	(13,437,843)	—	(3,201,095)
Class K	—	(2,775,073)	—	—
Total	—	(43,272,261)	—	(4,471,777)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,596,966	31,247,320	260,113	4,882,377
Class C	91,706	2,081,913	—	—
Class I	1,975,169	19,461,490	114,313	39,236,226
Class K	832,920	24,160,915	—	—
Reinvestment of distributions:
Class A	—	16,680,431	—	1,270,538
Class C	—	8,069,940	—	—
Class I	—	12,953,299	—	3,201,095
Class K	—	2,775,073	—	—
Cost of shares redeemed:
Class A	(20,153,616)	(83,056,243)	(2,405,463)	(15,359,797)
Class C	(4,684,743)	(11,838,721)	—	—
Class I	(17,061,048)	(126,950,749)	(10,207,563)	(86,698,355)
Class K	(3,318,858)	(36,112,414)	—	—
Net decrease in net assets
from capital transactions	(38,721,504)	(140,527,746)	(12,238,600)	(53,467,916)
Total decrease in net assets	(26,094,823)	(185,609,344)	(8,764,109)	(75,955,286)

Net Assets:
Beginning of period	203,963,396	389,572,740	45,394,062	121,349,348
End of period	$177,868,573	$203,963,396	$36,629,953	$45,394,062

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square
	Oak Ridge		North Square
	Small Cap		International
	Growth Fund		Small Cap Fund
	Period Ended		Period Ended
	November 30,		November 30,
	2019	Year Ended	2019	Year Ended
	(Unaudited)	May 31, 2019	(Unaudited)	May 31, 2019
Capital Share Transactions:
Shares sold:
Class A	252,045	2,076,976	26,205	416,851
Class C	20,291	444,367	—	—
Class I	126,382	1,097,235	11,476	3,809,750
Class K	54,065	1,305,455	—	—
Shares reinvested:
Class A	—	1,284,096	—	134,449
Class C	—	1,916,851	—	—
Class I	—	903,929	—	338,740
Class K	—	196,535	—	—
Shares redeemed:
Class A	(1,427,666)	(5,117,778)	(242,329)	(1,557,105)
Class C	(1,017,893)	(2,233,434)	—	—
Class I	(1,095,200)	(7,252,777)	(1,027,660)	(7,972,451)
Class K	(216,409)	(2,112,570)	—	—
Net decrease in capital share transactions	(3,304,385)	(7,491,115)	(1,232,308)	(4,829,766)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square		North Square
	Dynamic		Oak Ridge
	Small Cap Fund		Disciplined Growth Fund
	Period Ended		Period Ended
	November 30,		November 30,
	2019	Year Ended	2019	Year Ended
	(Unaudited)	May 31, 2019	(Unaudited)	May 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$33,865	$(9,863)	$16,464	$(3,225)
Net realized gain on investments
and foreign currency transactions	345,217	1,035,376	458,136	361,659
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	2,380,120	(3,336,117)	1,217,699	444,553
Net increase (decrease) in net assets
resulting from operations	2,759,202	(2,310,604)	1,692,299	802,987

Distributions to Shareholders:
Distributions:
Class A	—	(12,496)	—	—
Class I	—	(4,034,881)	—	(124,163)
Total	—	(4,047,377)	—	(124,163)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,995	253,291	—	—
Class I	281,756	710,545	3,015	1,890,000
Reinvestment of distributions:
Class A	—	12,496	—	—
Class I	—	4,034,881	—	124,163
Cost of shares redeemed:
Class A	(239,932)	(1,030)	—	—
Class I	(3,013,301)	(6,318,305)	(2,500,030)	(3,155,030)
Net decrease in net assets
from capital transactions	(2,961,482)	(1,308,122)	(2,497,015)	(1,140,867)
Total decrease in net assets	(202,280)	(7,666,103)	(804,716)	(462,043)

Net Assets:
Beginning of period	20,692,641	28,358,744	13,822,627	14,284,670
End of period	$20,490,361	$20,692,641	$13,017,911	$13,822,627

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square		North Square
	Dynamic		Oak Ridge
	Small Cap Fund		Disciplined Growth Fund
	Period Ended		Period Ended
	November 30,		November 30,
	2019	Year Ended	2019	Year Ended
	(Unaudited)	May 31, 2019	(Unaudited)	May 31, 2019
Capital Share Transactions:
Shares sold:
Class A	798	20,202	—	—
Class I	22,702	50,605	208	138,738
Shares reinvested:
Class A	—	1,113	—	—
Class I	—	356,124	—	9,792
Shares redeemed:
Class A	(20,034)	(66)	—	—
Class I	(238,466)	(507,722)	(167,028)	(242,719)
Net decrease in capital share transactions	(235,000)	(79,744)	(166,820)	(94,189)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

			North Square
	North Square		Oak Ridge
	Multi Strategy Fund		Dividend Growth Fund
	Period Ended		Period Ended
	November 30,		November 30,
	2019	Year Ended	2019	Year Ended
	(Unaudited)	May 31, 2019	(Unaudited)	May 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(289,441)	$(213,539)	$87,094	$186,699
Net realized gain on investments, affiliated
issuers and foreign currency transactions	305,672	215,233	72,282	116,938
Capital gain distributions from
regulated investment companies	—	4,310,982	—	—
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	6,046,992	(8,168,694)	1,647,124	511,962
Net increase (decrease) in net assets
resulting from operations	6,063,223	(3,856,018)	1,806,500	815,599

Distributions to Shareholders:
Distributions:
Class A	—	(12,202,745)	(1,488)	(21,330)
Class C	—	(4,572,374)	—	—
Class I	—	(5,572,193)	(19,090)	(342,802)
Total	—	(22,347,312)	(20,578)	(364,132)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,781,758	5,435,800	234,600	726,622
Class C	29,427	1,441,191	—	—
Class I	359,056	12,325,746	353,435	1,601,322
Reinvestment of distributions:
Class A	—	11,272,650	1,488	21,331
Class C	—	4,246,300	—	—
Class I	—	4,909,302	19,090	342,802
Cost of shares redeemed:
Class A	(3,418,906)	(10,939,863)	(129,133)	(5,105)
Class C	(3,930,268)	(4,095,978)	—	—
Class I	(5,936,839)	(9,933,851)	(1,400,000)	(400,000)
Net increase (decrease) in net assets
from capital transactions	(9,115,772)	14,661,297	(920,520)	2,286,972
Total increase (decrease) in net assets	(3,052,549)	(11,542,033)	865,402	2,738,439

Net Assets:
Beginning of period	55,709,278	67,251,311	12,920,587	10,182,148
End of period	$52,656,729	$55,709,278	$13,785,989	$12,920,587

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

			North Square
	North Square		Oak Ridge
	Multi Strategy Fund		Dividend Growth Fund
	Period Ended		Period Ended
	November 30,		November 30,
	2019	Year Ended	2019	Year Ended
	(Unaudited)	May 31, 2019	(Unaudited)	May 31, 2019
Capital Share Transactions:
Shares sold:
Class A	208,666	257,526	13,721	45,736
Class C	1,992	73,963	—	—
Class I	19,277	474,824	19,865	101,984
Shares reinvested:
Class A	—	693,275	86	1,384
Class C	—	316,416	—	—
Class I	—	292,220	1,098	22,050
Shares redeemed:
Class A	(191,149)	(526,007)	(7,592)	(316)
Class C	(264,574)	(261,119)	—	—
Class I	(315,070)	(484,509)	(80,111)	(26,127)
Net increase (decrease) in
capital share transactions	(540,858)	836,589	(52,933)	144,711

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the					For the Period	For the
	Six Months Ended	For the Year Ended May 31,				December 1,	Year Ended
	November 30, 2019					2014 through	November 30,
	(Unaudited)	2019	2018	2017	2016	May 31, 2015**	2014***
Net asset value, beginning of period	$13.89	$16.85	$34.16	$34.02	$41.23	$40.94	$38.74
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.16)[2]	(0.23)[2]	(0.33)[2]	(0.37)	(0.21)	(0.40)
Net realized and unrealized gain (loss)	1.09	(0.34)	5.69	2.62	(4.54)	3.10	2.60
Total from investment operations	1.01	(0.50)	5.46	2.29	(4.91)	2.89	2.20
Less Distributions:
From net investment income	—	—	—	—	—	—	—
From net realized gain	—	(2.46)	(22.77)	(2.15)	(2.30)	(2.60)	—
Total distributions	—	(2.46)	(22.77)	(2.15)	(2.30)	(2.60)	—
Net asset value, end of period	$14.90	$13.89	$16.85	$34.16	$34.02	$41.23	$40.94
Total return[3]	7.24%[4]	-1.96%	23.85%	6.82%	(12.00)%	7.83%[4]	5.68%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,184	$109,749	$162,714	$242,299	$357,215	$466,398	$467,897
Ratio of expenses to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	1.50%[6]	1.46%	1.40%	1.44%	1.38%	1.34%[6]	1.39%
After fees waived and expenses absorbed[5]	1.39%[6]	1.38%	1.38%[7]	1.39%	1.38%	1.34%[6]	1.38%
Ratio of net investment loss to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	(1.20)%[6]	(1.08)%	(0.97)%	(1.02)%	(1.02)%	(1.03)%[6]	(1.04)%
After fees waived and expenses absorbed[5]	(1.09)%[6]	(1.00)%	(0.95)%	(0.97)%	(1.02)%	(1.03)%[6]	(1.03)%
Portfolio turnover rate	17%[4]	31%	39%	30%	30%	22%[4]	23%

*
Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Small Cap Growth Fund into Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund.  See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]
Effective October 5, 2017, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense limitation was 1.40%.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the						For the Period	For the
	Six Months Ended	For the Year Ended May 31,					December 1,	Year Ended
	November 30, 2019						2014 through	November 30,
	(Unaudited)	2019	2018	2017		2016	May 31, 2015**	2014
Net asset value, beginning of period	$4.49	$7.30	$26.58	$27.12		$33.63	$34.01	$32.42
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.10)[2]	(0.21)[2]	(0.46	,2	(0.52)	(0.29)	(0.56)
Net realized and unrealized gain (loss)	0.34	(0.25)	3.70	2.07		(3.69)	2.51	2.15
Total from investment operations	0.30	(0.35)	3.49	1.61		(4.21)	2.22	1.59
Less Distributions:
From net investment income	—	—	—	—		—	—	—
From net realized gain	—	(2.46)	(22.77)	(2.15)		(2.30)	(2.60)	—
Total distributions	—	(2.46)	(22.77)	(2.15)		(2.30)	(2.60)	—
Net asset value, end of period	$4.79	$4.49	$7.30	$26.58		$27.12	$33.63	$34.01
Total return[3]	6.83%[4]	-2.55%	22.93%	6.06%		(12.68)%	7.42%[4]	4.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,849	$19,309	$30,498	$46,077		$71,123	$95,018	$92,622
Ratio of expenses to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	2.25%[6]	2.19%	2.12%	2.13%		2.17%	2.12%[6]	2.08%
After fees waived and expenses absorbed[5]	2.14%[6]	2.11%	2.11%[7]	2.11%		2.16%	2.12%[6]	2.08%
Ratio of net investment loss to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	(1.96)%[6]	(1.80)%	(1.69)%	(1.71)%		(1.81)%	(1.81)%[6]	(1.74)%
After fees waived and expenses absorbed[5]	(1.85)%[6]	(1.72)%	(1.68)%	(1.69)%		(1.80)%	(1.81)%[6]	(1.74)%
Portfolio turnover rate	17%[4]	31%	39%	30%		30%	22%[4]	23%

*
Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]
Effective October 5, 2017, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.14% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense was 2.30%.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I*7

Per share operating performance.
For a capital share outstanding throughout each period.

	For the					For the Period	For the
	Six Months Ended	For the Year Ended May 31,				December 1,	Year Ended
	November 30, 2019					2014 through	November 30,
	(Unaudited)	2019	2018	2017	2016	May 31, 2015**	2014
Net asset value, beginning of period	$15.35	$18.29	$35.25	$34.92	$42.12	$41.69	$39.31
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.13)[2]	(0.19)[2]	(0.22)[2]	(0.25)	(0.15)	(0.26)
Net realized and unrealized gain (loss)	1.20	(0.35)	6.00	2.70	(4.65)	3.18	2.64
Total from investment operations	1.13	(0.48)	5.81	2.48	(4.90)	3.03	2.38
Less Distributions:
From net investment income	—	—	—	—	—	—	—
From net realized gain	—	(2.46)	(22.77)	(2.15)	(2.30)	(2.60)	—
Total distributions	—	(2.46)	(22.77)	(2.15)	(2.30)	(2.60)	—
Net asset value, end of period	$16.48	$15.35	$18.29	$35.25	$34.92	$42.12	$41.69
Total return[3]	7.37%[4]	-1.67%	24.19%	7.23%	(11.74)%	8.03%[4]	6.05%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,295	$64,501	$172,935	$1,040,256	$1,657,047	$1,842,921	$1,591,679
Ratio of expenses to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	1.22%[6]	1.22%	1.05%	1.09%	1.10%	1.05%[6]	1.00%
After fees waived and expenses absorbed[5]	1.14%[6]	1.14%	1.06%[8]	1.04%	1.04%	1.05%[6]	1.00%
Ratio of net investment loss to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	(0.93)%[6]	(0.84)%	(0.63)%	(0.67)%	(0.75)%	(0.74)%[6]	(0.65)%
After fees waived and expenses absorbed[5]	(0.85)%[6]	(0.75)%	(0.64)%	(0.62)%	(0.69)%	(0.74)%[6]	(0.65)%
Portfolio turnover rate	17%[4]	31%	39%	30%	30%	22%[4]	23%

*
Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.
[8]
Effective October 5, 2017, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.14% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense limitation was 1.05%.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class K*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the					For the Period	For the
	Six Months Ended	For the Year Ended May 31,				December 1,	Year Ended
	November 30, 2019					2014 through	November 30,
	(Unaudited)	2019	2018	2017	2016	May 31, 2015**	2014
Net asset value, beginning of period	$15.14	$18.05	$35.02	$34.66	$41.77	$41.35	$38.94
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.11)[2]	(0.14)[2]	(0.17)[2]	(0.20)	(0.12)	(0.21)
Net realized and unrealized gain (loss)	1.17	(0.34)	5.94	2.68	(4.61)	3.14	2.62
Total from investment operations	1.12	(0.45)	5.80	2.51	(4.81)	3.02	2.41
Less Distributions:
From net investment income	—	—	—	—	—	—	—
From net realized gain	—	(2.46)	(22.77)	(2.15)	(2.30)	(2.60)	—
Total distributions	—	(2.46)	(22.77)	(2.15)	(2.30)	(2.60)	—
Net asset value, end of period	$16.26	$15.14	$18.05	$35.02	$34.66	$41.77	$41.35
Total return[3]	7.45%[4]	-1.51%	24.34%	7.34%	(11.59)%	8.08%[4]	6.19%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,541	$10,405	$23,426	$103,403	$141,566	$130,003	$86,265
Ratio of expenses to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	1.15%[6]	1.08%	0.96%	0.93%	0.92%	0.90%[6]	0.88%
After fees waived and expenses absorbed[5]	0.99%[6]	1.00%	0.95%[7]	0.91%	0.91%	0.90%[6]	0.88%
Ratio of net investment loss to average net assets
(including interest expense):
Before fees waived and expenses absorbed[5]	(0.86)%[6]	(0.69)%	(0.53)%	(0.51)%	(0.57)%	(0.59)%[6]	(0.54)%
After fees waived and expenses absorbed[5]	(0.70)%[6]	(0.61)%	(0.52)%	(0.49)%	(0.56)%	(0.59)%[6]	(0.54)%
Portfolio turnover rate	17%[4]	31%	39%	30%	30%	22%[4]	23%

*
Financial information from December 20, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]
Effective October 5, 2017, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense limitation was 0.92%.

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months Ended	For the Year Ended May 31,			December 1,
	November 30, 2019				2015* through
	(Unaudited)	2019	2018	2017	May 31, 2016
Net asset value, beginning of period	$9.62	$12.70	$12.69	$10.95	$10.68
Income from Investment Operations:
Net investment income[1]	0.02	0.04	0.16	0.11	0.06
Net realized and unrealized gain (loss)	0.86	(2.23)	1.10	1.78	0.19
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	—	—	— [2]	—	— [2]
Total from investment operations	0.88	(2.19)	1.26	1.89	0.25
Less Distributions:
From net investment income	—	(0.14)	(0.13)	(0.11)	—
From net realized gain	—	(0.75)	(1.12)	(0.04)	—
Total distributions	—	(0.89)	(1.25)	(0.15)	—
Contribution to capital from affiliate (Note 4)	—	—	—	—	0.02
Net asset value, end of period	$10.50	$9.62	$12.70	$12.69	$10.95
Total return[3]	9.16%[5]	-17.14%	9.90%	17.52%	2.53%[4,5]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,089	$5,825	$20,462	$4,812	$2,151
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.23%[6]	1.99%	1.78%	2.22%	2.43%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.25)%[6]	(0.10)%	0.93%	0.25%	0.25%[6]
After fees waived and expenses absorbed	0.48%[6]	0.39%	1.21%	0.97%	1.18%[6]
Portfolio turnover rate	60%[5]	204%	234%	124%	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	In 2016, 0.19% of the fund’s total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months Ended	For the Year Ended May 31,			September 30,
	November 30, 2019				2015* through
	(Unaudited)	2019	2018	2017	May 31, 2016
Net asset value, beginning of period	$9.64	$12.72	$12.71	$10.97	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.07	0.19	0.14	0.07
Net realized and unrealized gain (loss)	0.86	(2.23)	1.10	1.77	0.87
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	—	—	—	—	0.03
Total from investment operations	0.90	(2.16)	1.29	1.91	0.97
Contribution to capital from affiliate (Note 4)	—	—	— [2]	—	— [2]
Less Distributions:
From net investment income	—	(0.17)	(0.16)	(0.13)	—
From net realized gain	—	(0.75)	(1.12)	(0.04)	—
Total distributions	—	(0.92)	(1.28)	(0.17)	—
Net asset value, end of period	$10.54	$9.64	$12.72	$12.71	$10.97
Total return[3]	9.29%[5]	-16.85%	10.07%	17.70%	9.70%[4,5]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,541	$39,569	$100,887	$49,889	$28,341
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%[6]	1.74%	1.53%	1.97%	2.12%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%	1.25%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.02%[6]	0.15%	1.18%	0.50%	0.08%[6]
After fees waived and expenses absorbed	0.73%[6]	0.64%	1.46%	1.22%	0.95%[6]
Portfolio turnover rate	60%[5]	204%	234%	124%	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	In 2016, 0.40% of the fund’s total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months Ended	For the Year Ended May 31,			December 1,
	November 30, 2019				2015* through
	(Unaudited)	2019	2018	2017	May 31, 2016
Net asset value, beginning of period	$11.43	$15.06	$12.03	$9.97	$10.97
Income from Investment Operations:
Net investment income (loss)[1]	— [2]	(0.04)	(0.03)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	1.62	(1.31)	3.10	2.14	(0.95)
Total from investment operations	1.62	(1.35)	3.07	2.09	(0.97)
Less Distributions:
From net investment income	—	—	—	—	(0.01)
From net realized gain	—	(2.28)	(0.04)	(0.03)	(0.02)
Total distributions	—	(2.28)	(0.04)	(0.03)	(0.03)
Net asset value, end of period	$13.05	$11.43	$15.06	$12.03	$9.97
Total return[3]	14.14%[4]	-8.67%	25.59%	21.01%	(8.81)%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96	$304	$80	$68	$32
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.11%[5]	2.27%	2.14%	20.14%	38.27%[5]
After fees waived and expenses absorbed	1.40%[5]	1.40%	1.40%	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.63)%[5]	(1.16)%	(0.96)%	(19.22)%	(37.24)%[5]
After fees waived and expenses absorbed	0.08%[5]	(0.29)%	(0.22)%	(0.48)%	(0.37)%[5]
Portfolio turnover rate	83%[4]	133%	170%	181%	78%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months Ended	For the Year Ended May 31,			September 30,
	November 30, 2019				2015* through
	(Unaudited)	2019	2018	2017	May 31, 2016
Net asset value, beginning of period	$11.54	$15.14	$12.07	$9.98	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.01)	— [2]	(0.03)	— [2]
Net realized and unrealized gain (loss)	1.59	(1.31)	3.11	2.15	0.01
Total from investment operations	1.61	(1.32)	3.11	2.12	0.01
Less Distributions:
From net investment income	—	—	—	—	(0.01)
From net realized gain	—	(2.28)	(0.04)	(0.03)	(0.02)
Total distributions	—	(2.28)	(0.04)	(0.03)	(0.03)
Net asset value, end of period	$13.15	$11.54	$15.14	$12.07	$9.98
Total return[3]	13.95%[4]	-8.42%	25.83%	21.29%	0.16%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,395	$20,389	$28,279	$1,167	$799
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.99%[5]	2.02%	1.89%	19.89%	36.44%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.52)%[5]	(0.91)%	(0.71)%	(18.97)%	(35.29)%[5]
After fees waived and expenses absorbed	0.32%[5]	(0.04)%	0.03%	(0.22)%	0.00%[5]
Portfolio turnover rate	83%[4]	133%	170%	181%	78%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Disciplined Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the			For the Period
	Six Months Ended	For the Year Ended May 31,		July 29,
	November 30, 2019			2016* through
	(Unaudited)	2019	2018	May 31, 2017
Net asset value, beginning of period	$13.94	$13.16	$11.03	$10.00
Income from Investment Operations:
Net investment income[1]	0.02	— [2]	0.01	0.03
Net realized and unrealized gain	1.82	0.88	2.12	1.02
Total from investment operations	1.84	0.88	2.13	1.05
Less Distributions:
From net investment income	—	—	— [2]	(0.02)
From net realized gain	—	(0.10)	—	—
Total distributions	—	(0.10)	—	—
Net asset value, end of period	$15.78	$13.94	$13.16	$11.03
Total return[3]	13.22%[4]	6.80%	19.31%	10.58%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,018	$13,823	$14,285	$281
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.89%[5]	2.04%	1.99%	45.40%[5]
After fees waived and expenses absorbed	0.95%[5]	0.95%	0.95%	0.95%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.70)%[5]	(1.10)%	(0.96)%	(44.13)%[5]
After fees waived and expenses absorbed	0.24%[5]	(0.01)%	0.08%	0.32%[5]
Portfolio turnover rate	10%[4]	18%	74%	116%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.

For the						For the Period	For the
Six Months Ended		For the Year Ended May 31,				December 1,	Year Ended
November 30, 2019						2014 through	November 30,
(Unaudited)		2019	2018	2017	2016	May 31, 2015**	2014***
Net asset value, beginning of period	$16.92	$26.95	$22.81	$19.77	$20.35	$19.55	$17.40
Income from Investment Operations:
Net investment income (loss)[1,7]	(0.09)	(0.06)	(0.16)	— [2]	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	2.08	(1.60)	4.30	3.04	(0.56)	0.82	2.20
Total from investment operations	1.99	(1.66)	4.14	3.04	(0.58)	0.80	2.15
Less Distributions:
From net realized gain	—	(8.37)	—	—	—	—	—
Total distributions	—	(8.37)	—	—	—	—	—
Net asset value, end of period	$18.91	$16.92	$26.95	$22.81	$19.77	$20.35	$19.55
Total return[3]	11.74%[4]	-4.88%	18.15%	15.38%	(2.85)%	4.09%[4]	12.36%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,526	$33,287	$41,570	$40,399	$39,346	$44,427	$44,742
Ratio of expenses to average net assets:
Before fees waived/recovered[6]	1.21%[5]	0.82%	0.93%[8]	1.63%	1.54%	1.61%[5]	1.59%
After fees waived/recovered[6]	1.20%[5]	1.00%	1.13%[8]	1.20%	1.20%	1.20%[5]	1.23%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[6,7]	(0.96)%[5]	(0.09)%	(0.43)%	(0.43)%	(0.45)%	(0.65)%[5]	(0.61)%
After fees waived/recovered[6,7]	(0.95)%[5]	(0.27)%	(0.63)%	0.00%	(0.11)%	(0.24)%[5]	(0.25)%
Portfolio turnover rate	1%[4]	17%	117%	17%	23%	11%[4]	29%

*
Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Large Cap Growth Fund into Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund.  See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[8]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.

For the						For the Period	For the
Six Months Ended		For the Year Ended May 31,				December 1,	Year Ended
November 30, 2019						2014 through	November 30,
(Unaudited)		2019	2018	2017	2016	May 31, 2015**	2014
Net asset value, beginning of period	$13.92	$23.94	$20.41	$17.86	$18.54	$17.89	$16.07
Income from Investment Operations:
Net investment loss[1,6]	(0.12)	(0.19)	(0.30)	(0.17)	(0.18)	(0.10)	(0.18)
Net realized and unrealized gain (loss)	1.70	(1.46)	3.83	2.72	(0.50)	0.75	2.00
Total from investment operations	1.58	(1.65)	3.53	2.55	(0.68)	0.65	1.82
Less Distributions:
From net realized gain	—	(8.37)	—	—	—	—	—
Total distributions	—	(8.37)	—	—	—	—	—
Net asset value, end of period	$15.50	$13.92	$23.94	$20.41	$17.86	$18.54	$17.89
Total return[2]	11.33%[3]	-5.55%	17.30%	14.28%	(3.67)%	3.63%[3]	11.33%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,510	$9,503	$13,247	$13,251	$15,876	$18,532	$19,527
Ratio of expenses to average net assets:
Before fees waived/recovered[5]	2.24%[4]	1.59%	1.66%[7]	2.20%	2.24%	2.30%[4]	2.19%
After fees waived/recovered[5]	2.10%[4]	1.78%	1.86%[7]	2.10%	2.10%	2.10%[4]	2.10%
Ratio of net investment loss to average net assets:
Before fees waived/recovered[5,6]	(1.80)%[4]	(0.87)%	(1.16)%	(1.00)%	(1.15)%	(1.34)%[4]	(1.21)%
After fees waived/recovered[5,6]	(1.66)%[4]	(1.05)%	(1.36)%	(0.90)%	(1.01)%	(1.14)%[4]	(1.12)%
Portfolio turnover rate	1%[3]	17%	117%	17%	23%	11%[3]	29%

*
Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[7]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class I*5

Per share operating performance.
For a capital share outstanding throughout each period.

For the						For the Period	For the
Six Months Ended		For the Year Ended May 31,				December 1,	Year Ended
November 30, 2019						2014 through	November 30,
(Unaudited)		2019	2018	2017	2016	May 31, 2015**	2014
Net asset value, beginning of period	$17.59	$27.53	$23.24	$20.14	$20.72	$19.90	$17.69
Income from Investment Operations:
Net investment income (loss)[1,7]	(0.09)	0.02 [2]	(0.10)	0.01	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.16	(1.59)	4.39	3.09	(0.56)	0.84	2.23
Total from investment operations	2.07	(1.57)	4.29	3.10	(0.58)	0.82	2.21
Less Distributions:
From net realized gain	—	(8.37)	—	—	—	—	—
Total distributions	—	(8.37)	—	—	—	—	—
Net asset value, end of period	$19.66	$17.59	$27.53	$23.24	$20.14	$20.72	$19.90
Total return[2]	11.75%[3]	-4.23%	18.46%	15.39%	(2.80)%	4.12%[3]	12.49%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,621	$12,919	$12,434	$13,561	$14,172	$16,361	$16,206
Ratio of expenses to average net assets:
Before fees waived/recovered[6]	0.94%[4]	0.44%	0.72%[8]	1.26%	1.22%	1.15%[4]	1.09%
After fees waived/recovered[6]	1.17%[4]	0.62%	0.88%[8]	1.17%	1.17%	1.15%[4]	1.09%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[6,7]	(0.69)%[4]	0.29%	(0.22)%	(0.06)%	(0.13)%	(0.19)%[4]	(0.10)%
After fees waived/recovered[6,7]	(0.92)%[4]	0.10%	(0.38)%	0.03%	(0.08)%	(0.19)%[4]	(0.10)%
Portfolio turnover rate	1%[3]	17%	117%	17%	23%	11%[3]	29%

*
Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[8]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2019
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.14	$15.54	$13.59	$12.00	$12.75	$11.59
Income from Investment Operations:
Net investment income[1]	0.09	0.20	0.20	0.18	0.17	0.14
Net realized and unrealized gain (loss)	2.23	0.82	1.92	1.71	(0.57)	1.17
Total from investment operations	2.32	1.02	2.12	1.89	(0.40)	1.31
Less Distributions:
From net investment income	(0.03)	(0.20)	(0.16)	(0.16)	(0.17)	(0.14)
From net realized gain	—	(0.22)	(0.01)	(0.14)	(0.18)	(0.01)
Total distributions	(0.03)	(0.42)	(0.17)	(0.30)	(0.35)	(0.15)
Net asset value, end of period	$18.43	$16.14	$15.54	$13.59	$12.00	$12.75
Total return[2]	14.35%[3]	6.73%	15.64%	15.91%	(3.09)%	11.38%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,150	$907	$146	$129	$101	$67
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.15%[4]	2.62%	3.18%	36.49%	42.68%	51.52%
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.16%[4]	(0.06)%	(0.58)%	(33.82)%	(39.98)%	(49.16)%
After fees waived and expenses absorbed	1.06%[4]	1.31%	1.35%	1.42%	1.45%	1.11%
Portfolio turnover rate	6%[3]	15%	30%	22%	11%	18%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2019
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.25	$15.65	$13.69	$12.08	$12.84	$11.66
Income from Investment Operations:
Net investment income[1]	0.11	0.24	0.24	0.21	0.20	0.17
Net realized and unrealized gain (loss)	2.25	0.82	1.93	1.73	(0.58)	1.19
Total from investment operations	2.36	1.06	2.17	1.94	(0.38)	1.36
Less Distributions:
From net investment income	(0.03)	(0.24)	(0.20)	(0.19)	(0.20)	(0.17)
From net realized gain	—	(0.22)	(0.01)	(0.14)	(0.18)	(0.01)
Total distributions	(0.03)	(0.46)	(0.21)	(0.33)	(0.38)	(0.18)
Net asset value, end of period	$18.58	$16.25	$15.65	$13.69	$12.08	$12.84
Total return[2]	14.50%[3]	6.94%	15.89%	16.25%	(2.92)%	11.75%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,636	$12,014	$10,036	$372	$320	$329
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%[4]	2.38%	2.93%	36.24%	42.43%	51.27%
After fees waived and expenses absorbed	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.43%[4]	0.18%	(0.33)%	(33.57)%	(39.73)%	(48.91)%
After fees waived and expenses absorbed	1.31%[4]	1.56%	1.60%	1.67%	1.70%	1.36%
Portfolio turnover rate	6%[3]	15%	30%	22%	11%	18%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited)

Note 1 – Organization

North Square Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), North Square International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), North square Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) and North Square Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of North Square Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, Multi Strategy Fund, and Dividend Growth Fund are diversified Funds.

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Class A shares commenced operations on December 1, 2015.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares. Class A shares had not yet commenced operations as of November 30, 2019.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. The Multi Strategy Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Multi Strategy Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares. Effective July 18, 2017, the Large Cap Growth Fund changed its name to the Multi Strategy Fund.

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

(c)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2017-2019 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)  Distributions to Shareholders
The Dividend Growth Fund will make distributions of net investment income quarterly. The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, and Multi Strategy Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Reorganization Information

On September 30, 2014, beneficial owners of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund, each a series of Pioneer Series Trust I, a Delaware statutory trust (the “Pioneer Trust”), approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Small Cap Growth Fund and Multi Strategy Fund, respectively, as detailed below. The Plan of Reorganization was approved by the Trust’s Board on May 20, 2014 and by the Pioneer Trust Board on May 27, 2014. This tax-free reorganization was accomplished on October 17, 2014 (the “Closing Date”), by exchanging the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund for shares of the Small Cap Growth Fund and Multi Strategy Fund, respectively. Class A, B and R shareholders received Class A shares of the corresponding Successor Fund. Class C, Class K and Class Y shareholders received Class C, Class K and Class Y shares of the corresponding Successor Fund, respectively. The table below contains details of the reorganization as of the Closing Date:

	Pioneer Oak Ridge
	Small Cap Growth Fund			Small Cap Growth Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	11,772,220		$441,977,460	11,933,693	*	$448,039,810	*
Class B	77,777	*	2,609,869	—		—
Class C	2,930,895		91,501,958	2,930,895		91,501,958
Class K	2,054,817		77,877,195	2,054,817		77,877,195
Class R	92,409	*	3,452,481	—		—
Class Y	38,469,782		1,470,383,380	38,469,782		1,470,383,380
Net Assets			$2,087,802,343			$2,087,802,343

*
Class B and Class R shares of the Pioneer Oak Ridge Small Cap Growth Fund were exchanged for 161,473 shares of Class A of the Small Cap Growth Fund (69,515 shares Class B and 91,958 shares Class R) (valued at $6,062,350).

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

	Pioneer Oak Ridge
	Large Cap Growth Fund			Multi Strategy Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	2,479,758		$43,827,593	2,602,640	*	$45,999,411	*
Class B	64,482	*	1,037,997	—		—
Class C	1,295,138		20,971,577	1,295,138		20,971,577
Class R	66,641	*	1,133,821	—		—
Class Y	811,464		14,599,659	811,464		14,599,659
Net Assets			$81,570,647			$81,570,647

*
Class B and Class R shares of the Pioneer Oak Ridge Large Cap Growth Fund were exchanged for 122,882 shares of Class A of the Multi Strategy Fund (58,730 shares Class B and 64,152 shares Class R) (valued at $2,171,818).

The Pioneer Oak Ridge Small Cap Growth Fund and the Pioneer Oak Ridge Large Cap Growth Fund’s net assets on conversion date included $510,703,113 and $26,868,745 of unrealized appreciation and $152,508,507 and $14,290,543 of accumulated gain, respectively. The cost basis of the investments received from each Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended November 30, 2019 are reported on the Statements of Operations. The annual and tiered rates are listed by Fund in the below table:

Investment
Advisory Fees
Small Cap Growth Fund
First $1 billion	0.85%
Thereafter	0.80%
International Small Cap Fund	1.00%
Dynamic Small Cap Fund	0.90%
Disciplined Growth Fund	0.70%
Multi Strategy Fund	0.00% – 0.50%[1]
Dividend Growth Fund	0.75%

[1]
The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Advisor (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments. For the period ended November 30, 2019, the amount of advisory fees waived due to affiliated investments is reported under “Affiliated fund fee waived” on the Statements of Operations. Prior to July 18, 2017, the advisory fees were 0.75% on the first $1 billion and 0.70% thereafter.

The Advisor engages Oak Ridge Investments, LLC (“Oak Ridge”) to manage the Small Cap Growth Fund, Disciplined Growth Fund, Multi Strategy Fund and Dividend Growth Fund as a sub-advisor. The Advisor also engages Algert Global LLC (“Algert Global”) to manage the International Small Cap Fund and Dynamic Small Cap Fund as a sub-advisor. The Advisor pays the sub-advisors from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

		Total Limit on Annual Operating Expenses
		Class A	Class C	Class I	Class K
	Agreement Expires	Shares†	Shares†	Shares†*	Shares†
Small Cap Growth Fund**	September 30, 2021	1.39%	2.14%	1.14%	0.99%
International Small Cap Fund	September 30, 2029	1.50%	—	1.25%	—
Dynamic Small Cap Fund	September 30, 2029	1.40%	—	1.15%	—
Disciplined Growth Fund	September 30, 2029	1.20%	—	0.95%	—
Multi Strategy Fund	September 30, 2029	1.20%	2.10%	1.17%	—
Dividend Growth Fund	September 30, 2029	1.25%	—	1.00%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective September 30, 2015, the Class Y shares of the Small Cap Growth Fund and Large Cap Growth Fund were re-designated as Class I shares.
**
The current expense information for Small Cap Growth Fund was effective October 5, 2017. Prior to October 5, 2017 the total limit on annual operating expenses for Class A, Class C, Class I, and Class K were 1.40%, 2.30%, 1.05%, and 0.92%, respectively.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. The Multi Strategy Fund includes a maximum reimbursement of 0.20% per fiscal year. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap Growth Fund
	Class A	Class C	Class I	Class K	Total
May 31, 2020	$75,493	$—	$490,366	$17,598	$583,457
May 31, 2021	$12,733	$—	$—	$—	$12,733
May 31, 2022	$115,918	$10,333	$127,530	$22,132	$275,913
May 31, 2023	$86,255	$13,776	$40,626	$7,570	$148,227
	$290,399	$24,109	$658,522	$47,300	$1,020,330

	Multi Strategy Fund
	Class A	Class C	Class I	Total
May 31, 2020	$166,530	$15,097	$—	$181,627
May 31, 2023	$1,054	$5,099	$(14,224)	$(8,071)
	$167,584	$20,196	$(14,224)	$173,556

	International	Dynamic	Disciplined	Dividend
	Small	Small	Growth	Growth
	Cap Fund	Cap Fund	Fund	Fund
May 31, 2020	$230,463	$193,817	$151,056	$165,931
May 31, 2021	$250,012	$174,858	$134,756	$152,016
May 31, 2022	$334,971	$211,124	$162,800	$166,429
May 31, 2023	$167,758	$87,016	$65,692	$59,470
	$983,204	$666,815	$514,304	$543,846

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“GFS”) serves as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank N.A., serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, transfer agency, fund administration and custody services for the period ended November 30, 2019 are reported on the Statements of Operations.

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Cipperman Compliance Services provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the period ended November 30, 2019, are reported on the Statements of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

For the year ended May 31, 2018, Algert Global reimbursed the International Small Cap Fund $41 for losses from a trade error. The amounts are reported on the Fund’s Financial Highlights under the caption “Net increase from reimbursement by affiliate for investment transaction loss”.

During the period ended May 31, 2016, Algert Global reimbursed the International Small Cap Fund $599 for losses from a trade error. In addition, an affiliate reimbursed the International Small Cap Fund $86,981 for losses on transactions and made related contributions to capital in the amounts of $3,779 and $3,516 to Class A and Class I shares, respectively. The amounts are reported on the Fund’s Financial Highlights under the caption “Net increase from reimbursement by affiliate for investment transaction loss”.

Note 5 – Federal Income Taxes

At May 31, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap	International	Dynamic
	Growth Fund	Small Cap Fund	Small Cap Fund
Cost of investments	$159,014,567	$46,998,370	$21,115,672
Gross unrealized appreciation	$59,636,120	$3,755,193	$1,321,872
Gross unrealized depreciation	(14,049,312)	(5,635,502)	(1,733,253)
Net unrealized appreciation on investments	$45,586,808	$(1,880,309)	$(411,381)

	Disciplined	Multi Strategy	Dividend
	Growth Fund	Fund	Growth Fund
Cost of investments	$11,051,919	$54,798,150	$11,298,071
Gross unrealized appreciation	$3,037,553	$3,807,370	$2,100,961
Gross unrealized depreciation	(246,892)	(2,614,821)	(456,498)
Net unrealized appreciation on investments	$2,790,661	$1,192,549	$1,644,463

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2019, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increase (Decrease)
		Total
		Distributable
	Paid In Capital	Earnings
Small Cap Growth Fund	$(601,564)	$601,564
International Small Cap Fund	$4,344	$(4,344)
Dynamic Small Cap Fund	$—	$—
Disciplined Growth Fund	$(5,931)	$5,931
Multi Strategy Fund	$4,217,602	$(4,217,602)
Dividend Growth Fund	$—	$—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

As of May 31, 2019, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap	International	Dynamic
	Growth Fund	Small Cap Fund	Small Cap Fund
Undistributed ordinary income	$—	$392,577	$—
Undistributed long-term gains	$36,145,135	$—	$—
Accumulated earnings	$36,145,135	$392,577	$—
Accumulated capital and other losses	$(866,925)	$(14,628,522)	$(507,663)
Unrealized appreciation on investments	$45,586,808	$(1,880,309)	$(411,381)
Unrealized depreciation on foreign currency	$—	$2,397	$—
Total accumulated earnings	$80,865,018	$(16,113,857)	$(919,044)

	Disciplined	Multi Strategy	Dividend
	Growth Fund	Fund	Growth Fund
Undistributed ordinary income	$—	$3,328,765	$13,915
Undistributed long-term gains	$233,451	$1,201,593	$—
Accumulated earnings	$233,451	$4,530,358	$13,915
Accumulated capital and other losses	$(3,436)	$—	$(13,875)
Unrealized appreciation on investments	$2,790,661	$1,192,549	$1,644,463
Unrealized depreciation on foreign currency	$—	$—	$—
Total accumulated earnings	$3,020,676	$5,722,907	$1,644,503

The tax character of distributions paid during the period ended November 30, 2019 and fiscal year ended May 31, 2019 were as follows:

	Small Cap		International		Dynamic
	Growth Fund		Small Cap Fund		Small Cap Fund
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2019	2019	2019	2019	2019	2019
Ordinary income	$—	$2,696	$—	$2,153,919	$—	$3,574,258
Net long-term capital gains	—	43,269,565	—	2,317,858	—	473,119
Total distributions paid	$—	$43,272,261	$—	$4,471,777	$—	$4,047,377

	Disciplined		Multi Strategy		Dividend
	Growth Fund		Fund		Growth Fund
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2019	2019	2019	2019	2019	2019
Ordinary income	$—	$—	$—	$—	$20,578	$307,986
Net long-term capital gains	—	124,163	—	22,347,312	—	56,146
Total distributions paid	$—	$124,163	$—	$22,347,312	$20,578	$364,132

As of May 31, 2019, the Funds had accumulated capital loss carryforwards as follows:

	Small Cap	International	Dynamic
	Growth Fund	Small Cap Fund	Small Cap Fund
Not Subject to Expiration	$—	$—	$—
Short-Term	—	(14,624,493)	—
	$—	$(14,624,493)	$—

	Disciplined	Multi Strategy	Dividend
	Growth Fund	Fund	Growth Fund
Not Subject to Expiration	$—	$—	$—
Short-Term	—	—	—
	$—	$—	$—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended May 31, 2019, the Disciplined Growth Fund utilized $6,655 of short-term non-expiring capital loss carryforward.

As of May 31, 2019, the Funds had the following qualified late-year ordinary losses which are deferred until fiscal year 2020 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

	Late Year Losses	Post October Losses
Small Cap Growth Fund	$(866,925)	$—
Dynamic Small Cap Fund	$—	$(507,663)
Disciplined Growth Fund	$(3,436)	$—
Dividend Growth Fund	$—	$(13,875)

Note 6 – Investment Transactions

For the period ended November 30, 2019, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Growth Fund	$31,346,161	$73,080,595
International Small Cap Fund	$23,950,930	$36,228,567
Dynamic Small Cap Fund	$17,291,713	$20,359,504
Disciplined Growth Fund	$1,368,817	$3,630,911
Multi Strategy Fund	$576,173	$9,950,000
Dividend Growth Fund	$779,151	$2,019,292

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended November 30, 2019, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the period ended November 30, 2019, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2019, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$164,509,047	$—	$—	$164,509,047
REIT	3,056,390	—	—	3,056,390
Short-Term Investment	11,512,450	—	—	11,512,450
Total	$179,077,887	$—	$—	$179,077,887

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

International Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Australia	$3,560,375	$—	$—	$3,560,375
Belgium	1,108,904	—	—	1,108,904
Bermuda	79,182	—	—	79,182
Cayman Islands	148,880	—	—	148,880
Denmark	356,746	—	—	356,746
Finland	31,478	—	—	31,478
France	194,717	—	—	194,717
Germany	1,807,475	—	—	1,807,475
Hong Kong	550,182	—	—	550,182
Italy	2,256,472	—	—	2,256,472
Japan	10,864,147	—	—	10,864,147
Jersey	1,132,889	—	—	1,132,889
Netherlands	1,643,943	—	—	1,643,943
Singapore	260,590	—	68,915	329,505
Spain	57,131	—	—	57,131
Sweden	2,915,845	—	—	2,915,845
Switzerland	1,616,048	—	—	1,616,048
United Kingdom	6,768,048	—	—	6,768,048
REITs
Germany	439,851	—	—	439,851
Spain	83,841	—	—	83,841
Short-Term Investment	540,873	—	—	540,873
Total	$36,417,617	$—	$68,915	$36,486,532

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$18,939,041	$—	$—	$18,939,041
REITs	1,283,094	—	—	1,283,094
Rights	—	—	5,544	5,544
Short-Term Investment	266,188	—	—	266,188
Total	$20,488,323	$—	$5,544	$20,493,867

Disciplined Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,322,222	$—	$—	$12,322,222
REIT	130,375	—	—	130,375
Short-Term Investment	589,765	—	—	589,765
Total	$13,042,362	$—	$—	$13,042,362

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds	$51,768,317	$—	$—	$51,768,317
Short-Term Investment	1,202,634	—	—	1,202,634
Total	$52,970,951	$—	$—	$52,970,951

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,866,898	$—	$—	$12,866,898
Short-Term Investment	898,704	—	—	898,704
Total	$13,765,602	$—	$—	$13,765,602

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

International Small Cap Fund
Beginning balance May 31, 2019	$68,609
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain (loss)	—
Total unrealized appreciation (depreciation)	306
Net purchases	—
Net sales	—
Balance as of November 30, 2019	$68,915

Dynamic Small Cap Fund
Beginning balance May 31, 2019	$5,703
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain (loss)	—
Total unrealized appreciation (depreciation)	(159)
Net purchases	—
Net sales	—
Balance as of November 30, 2019	$5,544

Impact to
Valuation from
	Fair Value	Valuation	Unobservable	Input	an increase
	November 30, 2019	Methodologies	Input[1]	Range/Value	in Input[2]
International			Adjusted by management
Small Cap Fund –		Fair Value	to reflect
Common Stock	$68,915	Pricing	current conditions	—	Increase

Dynamic			Adjusted by management
Small Cap Fund –		Fair Value	to reflect
Rights	$ 5,544	Pricing	current conditions	—	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2019 (Unaudited)

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Multi Strategy Fund

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions
North Square Dynamic
Small Cap Fund – Class I	$19,464,364	$—	$2,750,000	$46,370	$(2,931,039)	$19,329,695	$—	$—

North Square Global
Resources & Infrastructure
Fund – Class I	4,962,855	—	3,700,000	(217,534)	(7,015,114)	1,430,207	—	—

North Square International
Small Cap Fund – Class I	2,280,084	—	—	—	(81,405)	2,491,851	—	—

North Square Oak Ridge
Disciplined Growth Fund –
Class I	13,489,849	—	2,500,000	293,172	(3,459,518)	12,637,105	—	—

North Square Oak Ridge s
Dividend Growth Fund –
Class I	11,547,829	18,867	1,000,000	106,774	(391,569)	12,175,127	18,867	—
	$51,744,981	$18,867	$9,950,000	$228,782	$(13,878,645)	$48,063,985	$18,867	$—

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period
North Square Dynamic
Small Cap Fund – Class I	1,686,263	—	(216,637)	1,469,626

North Square Global
Resources & Infrastructure
Fund – Class I	479,345	—	(349,399)	129,946

North Square International
Small Cap Fund – Class I	236,506	—	—	236,506

North Square Oak Ridge
Disciplined Growth Fund –
Class I	967,750	—	(167,026)	800,724

North Square Oak Ridge
Dividend Growth Fund –
Class I	710,531	1,085	(56,370)	655,246
				3,292,048

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2019 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2019 to November 30, 2019.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2019 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Small Cap Growth Fund		6/1/19	11/30/19	6/1/19 – 11/30/19
Class A	Actual Performance	$1,000.00	$1,072.40	$ 7.20
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$ 7.01
Class C	Actual Performance	$1,000.00	$1,068.30	$11.07
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.30	$10.78
Class I	Actual Performance	$1,000.00	$1,073.70	$ 5.91
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.30	$ 5.76
Class K	Actual Performance	$1,000.00	$1,074.50	$ 5.13
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$ 5.00

*
Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14%, 1.14% and 0.99% for Class A, Class C, Class I and Class K, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
International Small Cap Fund		6/1/19	11/30/19	6/1/19 – 11/30/19
Class A	Actual Performance	$1,000.00	$1,091.60	$7.84
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57
Class I	Actual Performance	$1,000.00	$1,092.90	$6.54
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Dynamic Small Cap Fund		6/1/19	11/30/19	6/1/19 – 11/30/19
Class A	Actual Performance	$1,000.00	$1,141.40	$7.49
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$7.06
Class I	Actual Performance	$1,000.00	$1,139.50	$6.15
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.25	$5.81

*
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Disciplined Growth Fund		6/1/19	11/30/19	6/1/19 – 11/30/19
Class I	Actual Performance	$1,000.00	$1,132.20	$5.06
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.25	$4.80

*
Expenses are equal to the Fund’s annualized expense ratios of 0.95% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2019 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Multi Strategy Fund		6/1/19	11/30/19	6/1/19 – 11/30/19
Class A	Actual Performance	$1,000.00	$1,117.40	$ 6.35
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$ 6.06
Class C	Actual Performance	$1,000.00	$1,113.30	$11.09
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.50	$10.58
Class I	Actual Performance	$1,000.00	$1,117.50	$ 6.19
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.15	$ 5.91

*
Expenses are equal to the Fund’s annualized expense ratios of 1.20%, 2.10% and 1.17% for Class A, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Dividend Growth Fund		6/1/19	11/30/19	6/1/19 – 11/30/19
Class A	Actual Performance	$1,000.00	$1,143.50	$6.70
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31
Class I	Actual Performance	$1,000.00	$1,145.00	$5.36
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.00	$5.05

*
Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds

Advisor
North Square Investments
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Advisor	Sub-Advisor
Algert Global LLC	Oak Ridge Investments, LLC
555 California Street, Suite 3325	10 South La Salle Street, Suite 1925
San Francisco, California 94104	Chicago, Illinois 60603

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Oak Ridge Small Cap Growth Fund	Class A	ORIGX	66263L 304
North Square Oak Ridge Small Cap Growth Fund	Class C	ORICX	66263L 874
North Square Oak Ridge Small Cap Growth Fund	Class K	ORIKX	66263L 866
North Square Oak Ridge Small Cap Growth Fund	Class I	ORIYX	66263L 858
North Square International Small Cap Fund	Class A	ORIAX	66263L 403
North Square International Small Cap Fund	Class I	ORIIX	66263L 817
North Square Dynamic Small Cap Fund	Class A	ORSAX	66263L 502
North Square Dynamic Small Cap Fund	Class I	ORSIX	66263L 825
North Square Oak Ridge Disciplined Growth Fund	Class I	ODGIX	66263L 601
North Square Multi Strategy Fund	Class A	ORILX	66263L 700
North Square Multi Strategy Fund	Class C	ORLCX	66263L 841
North Square Multi Strategy Fund	Class I	PORYX	66263L 833
North Square Oak Ridge Dividend Growth Fund	Class A	ORDAX	66263L 809
North Square Oak Ridge Dividend Growth Fund	Class I	ORDNX	66263L 882

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      February 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      February 5, 2020

By:           /s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:      February 5, 2020